Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-198010) (the “Registration Statement”), is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, which become effective on December 10, 2014 pursuant to Section 8(a) of the Securities Act, to (i) incorporate certain information contained in our Annual Report on 10-K for the fiscal year ended December 31, 2014, that was filed with the SEC on March 27, 2015, and (ii) make certain other updating revisions to the information contained herein. The Registration Statement registered the offer and sale by Dominion Capital LLC (“Dominion” or the “Selling Stockholder”) identified on page 24 of this Prospectus (i) 25,533,500 shares of our common stock, par value $0.001 (the “Common Stock”), issuable upon conversion of our 5% Original Issue Discount Senior Secured Convertible Promissory Notes (the “Notes”), and (ii) 6,271,930 shares of our Common Stock issued or issuable upon exercise of warrants (the “Warrants”). As of April 9, 2015, 11,620,216 shares of Common Stock underlying the Notes, and 6,271,930 shares of Common Stock underlying the Warrants remain for sale under this Prospectus. This Post-Effective Amendment No. 1 to the Registration Statement is being filed to maintain the registration of (i) 11,620,216 shares of Common Stock underlying the Notes, and (ii) 6,271,930 shares of Common Stock underlying the Warrants. All securities offered hereby are being offered on a delayed or continuous basis. We are not registering any additional securities under this Post-Effective Amendment. All filing fees payable in connection with the registration of these securities was previously paid by us in connection with the filing of the Registration Statement.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014